Segment Information - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) Customer Segment	Dec. 31, 2016 EUR (€) Customer	Dec. 31, 2015 EUR (€) Customer
Disclosure of operating segments [line items]
Number of reportable segment | Segment	1
Revenue	€ 1,530	€ 4,606	€ 8,118
Customer one [member]
Disclosure of operating segments [line items]
Number of customers | Customer	1	1	1
Revenue	€ 1,500	€ 4,600	€ 7,400
Percentage Of entity revenue	100.00%	100.00%	91.00%